Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (89.8%)
U.S. Treasury Note/Bond	1.500%	9/30/21	200,000	202,469
U.S. Treasury Note/Bond	2.125%	9/30/21	175,000	178,145
U.S. Treasury Note/Bond	2.875%	10/15/21	75,000	76,945
U.S. Treasury Note/Bond	1.250%	10/31/21	275,000	278,008
U.S. Treasury Note/Bond	1.625%	12/31/21	71,700	72,932
U.S. Treasury Note/Bond	2.000%	12/31/21	140,000	143,019
U.S. Treasury Note/Bond	2.500%	1/15/22	150,000	154,242
U.S. Treasury Note/Bond	1.375%	1/31/22	384,700	390,591
U.S. Treasury Note/Bond	1.500%	1/31/22	310,000	315,183
U.S. Treasury Note/Bond	1.875%	1/31/22	275,000	280,887
U.S. Treasury Note/Bond	2.500%	2/15/22	188,000	193,669
U.S. Treasury Note/Bond	1.125%	2/28/22	150,000	151,945
U.S. Treasury Note/Bond	2.375%	3/15/22	75,000	77,273
U.S. Treasury Note/Bond	0.375%	3/31/22	108,000	108,354
U.S. Treasury Note/Bond	1.750%	3/31/22	150,000	153,375
U.S. Treasury Note/Bond	0.125%	4/30/22	150,000	149,953
U.S. Treasury Note/Bond	1.750%	5/15/22	22,500	23,048
U.S. Treasury Note/Bond	2.125%	5/15/22	25,000	25,754
U.S. Treasury Note/Bond	0.125%	6/30/22	150,000	149,906
U.S. Treasury Note/Bond	0.125%	7/31/22	200,000	199,875
U.S. Treasury Note/Bond	1.875%	8/31/22	300,000	309,328
U.S. Treasury Note/Bond	1.750%	9/30/22	125,000	128,789
U.S. Treasury Note/Bond	1.375%	10/15/22	102,500	104,934
U.S. Treasury Note/Bond	1.875%	10/31/22	45,500	47,050
U.S. Treasury Note/Bond	2.000%	10/31/22	50,000	51,836
U.S. Treasury Note/Bond	1.625%	11/15/22	185,500	191,007
U.S. Treasury Note/Bond	2.000%	11/30/22	135,500	140,645
U.S. Treasury Note/Bond	2.125%	12/31/22	251,500	262,110
U.S. Treasury Note/Bond	1.500%	2/28/23	15,500	15,975
U.S. Treasury Note/Bond	0.500%	3/15/23	50,000	50,391
U.S. Treasury Note/Bond	1.500%	3/31/23	100,000	103,172
U.S. Treasury Note/Bond	0.250%	4/15/23	140,000	140,262
U.S. Treasury Note/Bond	1.625%	4/30/23	276,500	286,437
U.S. Treasury Note/Bond	2.750%	4/30/23	16,500	17,557
U.S. Treasury Note/Bond	0.250%	6/15/23	75,000	75,129
U.S. Treasury Note/Bond	1.375%	6/30/23	23,500	24,242
U.S. Treasury Note/Bond	2.750%	7/31/23	20,800	22,256
U.S. Treasury Note/Bond	2.875%	10/31/23	20,000	21,594
U.S. Treasury Note/Bond	2.625%	12/31/23	137,500	147,941
U.S. Treasury Note/Bond	2.250%	1/31/24	28,500	30,370
U.S. Treasury Note/Bond	2.500%	1/31/24	256,500	275,377
U.S. Treasury Note/Bond	2.750%	2/15/24	40,500	43,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	2.125%	2/29/24	200,000	212,562
	U.S. Treasury Note/Bond	2.375%	2/29/24	40,000	42,844
	U.S. Treasury Note/Bond	2.125%	3/31/24	100,000	106,406
	U.S. Treasury Note/Bond	2.000%	4/30/24	210,000	222,830
	U.S. Treasury Note/Bond	2.000%	5/31/24	185,000	196,534
	U.S. Treasury Note/Bond	1.750%	6/30/24	80,000	84,338
	U.S. Treasury Note/Bond	2.000%	6/30/24	270,000	287,086
	U.S. Treasury Note/Bond	1.750%	7/31/24	90,000	94,964
	U.S. Treasury Note/Bond	2.125%	7/31/24	133,000	142,206
	U.S. Treasury Note/Bond	2.375%	8/15/24	185,000	199,684
	U.S. Treasury Note/Bond	1.875%	8/31/24	75,000	79,559
	U.S. Treasury Note/Bond	2.125%	9/30/24	60,000	64,294
	U.S. Treasury Note/Bond	2.250%	10/31/24	90,000	97,003
	U.S. Treasury Note/Bond	2.250%	12/31/24	112,500	121,535
	U.S. Treasury Note/Bond	1.375%	1/31/25	90,000	94,036
	U.S. Treasury Note/Bond	2.625%	3/31/25	90,000	99,028
	U.S. Treasury Note/Bond	2.125%	5/15/25	125,000	135,000
	U.S. Treasury Note/Bond	0.250%	6/30/25	15,000	14,930
	U.S. Treasury Note/Bond	2.750%	6/30/25	87,000	96,624
	U.S. Treasury Note/Bond	0.250%	7/31/25	55,000	54,708
	U.S. Treasury Note/Bond	2.000%	8/15/25	60,000	64,631
	U.S. Treasury Note/Bond	0.250%	9/30/25	16,000	15,900
					8,342,531
Agency Bonds and Notes (1.5%)
[1,2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	28,000	28,008
[2,3]	Federal Home Loan Mortgage Corp.	0.750%	7/28/25	112,000	112,080
					140,088
Conventional Mortgage-Backed Securities (4.0%)
[2,3]	Fannie Mae Pool	3.000%	12/1/49–1/1/50	56,339	58,540
[2,3]	Fannie Mae Pool	3.500%	1/1/49–8/1/49	52,278	53,952
[2,3]	Fannie Mae Pool	4.000%	4/1/49–8/1/49	27,820	29,141
[2,3]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	19,080	20,139
[2,3]	Freddie Mac Gold Pool	4.500%	1/1/49	1,778	1,889
[2,3]	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	42	48
[2,3]	Freddie Mac Pool	3.000%	11/1/49	9,808	10,110
[3]	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	11,179	11,504
[2,3]	UMBS Pool	3.500%	10/1/44–8/1/49	51,792	55,912
[2,3]	UMBS Pool	4.000%	12/1/40–3/1/49	26,093	29,018
[2,3,4]	UMBS Pool	4.500%	7/1/47–8/1/49	85,569	94,368
[2,3]	UMBS Pool	5.000%	3/1/42–2/1/44	5,247	6,148
					370,769
Nonconventional Mortgage-Backed Securities (3.4%)
[2,3]	Fannie Mae	1.750%	11/25/32–4/25/44	6,737	6,840
[2,3]	Fannie Mae	2.500%	11/25/42	5,715	5,935
[2,3]	Fannie Mae	5.000%	9/25/40	6,102	7,060
[2,3]	Fannie Mae REMICS	1.750%	5/25/41–3/25/46	41,860	42,547
[2,3]	Fannie Mae REMICS	1.850%	8/25/46	8,513	8,748
[2,3]	Fannie Mae REMICS	2.125%	10/25/42	2,872	2,910
[2,3]	Fannie Mae REMICS	2.250%	10/25/43–6/25/44	8,444	8,723
[2,3]	Fannie Mae REMICS	2.500%	5/25/48–12/25/49	4,259	4,396
[2,3]	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	34,218	36,394
[2,3]	Fannie Mae REMICS	4.000%	12/25/46	9,720	10,287
[2,3]	Freddie Mac	2.250%	7/15/44	9,898	10,216
[2,3]	Freddie Mac REMICS	1.750%	4/15/43	3,134	3,204
[2,3]	Freddie Mac REMICS	2.000%	7/15/42	3,994	4,104
[2,3]	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	8,198	8,423
[2,3]	Freddie Mac REMICS	2.500%	12/15/39–12/25/49	23,824	24,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac REMICS	3.000%	7/25/49	8,392	8,894
[2,3]	Freddie Mac REMICS	3.500%	12/25/49–3/25/50	5,631	6,020
[2,3]	Freddie Mac REMICS	5.000%	12/15/40	9,170	10,615
[2,3]	Freddie Mac Strips	2.500%	9/15/47	13,627	14,643
[2,3]	Freddie Mac Strips	3.000%	6/15/42	4,542	4,830
[3]	Ginnie Mae	1.500%	10/20/45	13,035	13,152
[3]	Ginnie Mae	2.500%	11/20/47–9/20/49	11,170	11,859
[3]	Ginnie Mae	2.750%	9/20/45–5/20/46	33,729	34,502
[3]	Ginnie Mae	3.000%	8/20/44–12/20/47	25,270	25,922
[3]	Ginnie Mae	4.000%	10/20/47	2,234	2,407
					317,432
Total U.S. Government and Agency Obligations (Cost $9,124,058)					9,170,820
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[3]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	323	332
[3]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	506	532
[3]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	224	235
[3]	U.S. Small Business Administration Class 1 Series 2005-20J	5.090%	10/1/25	688	737
[3]	U.S. Small Business Administration Class 1 Series 2006-20D	5.640%	4/1/26	804	869
[3]	U.S. Small Business Administration Class 1 Series 2006-20L	5.120%	12/1/26	1,610	1,722
[3]	U.S. Small Business Administration Class 1 Series 2007-20C	5.230%	3/1/27	1,206	1,304
[3]	U.S. Small Business Administration Class 1 Series 2007-20D	5.320%	4/1/27	948	1,029
[3]	U.S. Small Business Administration Class 1 Series 2007-20E	5.310%	5/1/27	2,296	2,490
[3]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	884	959
[3]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	4,126	4,418
[3]	U.S. Small Business Administration Class 1 Series 2009-20I	4.200%	9/1/29	1,765	1,897
[3]	U.S. Small Business Administration Class 1 Series 2009-20J	3.920%	10/1/29	2,761	2,940
[3]	U.S. Small Business Administration Class 1 Series 2009-20K	4.090%	11/1/29	1,587	1,717
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $20,433)					21,181
				Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
[5]	Vanguard Market Liquidity Fund (Cost $184,461)	0.112%		1,844,606	184,461

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
10-Year U.S. Treasury Note Futures Contracts	11/20/20	1,026	$140.00	143,640	112
Total Options Purchased (Cost $358)					112
Total Investments (100.9%) (Cost $9,329,310)					9,376,574
Other Assets and Liabilities—Net (-0.9%)					(82,073)
Net Assets (100%)					9,294,501
Cost is in $000.
1	Securities with a value of $5,470,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	11/20/20	1,026	$138.00	141,588	(818)
Total Options Written (Premiums Received $1,554)					(818)

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2020	2,052	453,171	(58)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2020	(329)	(41,323)	(7)
Ultra 10-Year U.S. Treasury Note	December 2020	(435)	(68,417)	807
Ultra Long U.S. Treasury Bond	December 2020	(283)	(60,845)	1,071
				1,871
				1,813

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,170,820	—	9,170,820
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,181	—	21,181
Temporary Cash Investment	184,461	—	—	184,461
Options Purchased	112	—	—	112
Total	184,573	9,192,001	—	9,376,574
Derivative Financial Instruments
Assets
Futures Contracts[1]	336	—	—	336
Liabilities
Options Written	818	—	—	818
1	Represents variation margin on the last day of the reporting period.